Related Party Balances and Transactions - Disclosure of Information About Outstanding Balances (Details) - CAD	Jul. 31, 2017	Jul. 31, 2016
Related Party Balances And Transactions - Disclosure Of Information About Outstanding Balances Details
Balance payable to HDSI	CAD 3,297,165	CAD 3,178,443